summary of significant accounting policies - Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventory
Mobile handsets, parts and accessories	$ 376	$ 528
Costs of goods sold	$ 2,400	$ 2,500